PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	9 Months Ended
Sep. 30, 2021
Provision For Tax Civil And Labor Risks
The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below:

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (1)		Total
	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20
Beginning balance	427,302	583,464	634,706	603,074	343,530	307,177	297,182	300,654	1,702,720	1,794,369
Additions	157,624	103,773	204,697	435,723	52,977	52,961	-	-	415,298	592,457
Business combination (note 1.2)	2,553	-	1,972	-	4,725	-	-	-	9,250	-
Reversals	(67,752)	(246,499)	(110,114)	(250,029)	(54,475)	(34,556)	(194,845)	(3,464)	(427,186)	(534,548)
Payments	(144,276)	(70,699)	(204,947)	(298,599)	(17,335)	(29,889)	-	-	(366,558)	(399,187)
Interest	52,451	57,275	91,194	144,516	81,942	47,818	-	-	225,587	249,609
Exchange rate variation	(16)	(12)	(466)	21	(75)	19	(13)	(8)	(570)	20
Ending balance	427,886	427,302	617,042	634,706	411,289	343,530	102,324	297,182	1,558,541	1,702,720

Current									1,050,188	865,338
Non-current									508,353	837,382

(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia. The reversals in the period refer mainly to the closing of the processes related to ICMS credits in the context of the “Guerra Fiscal” (note 20.2.1 of the 2020 financial statements).